                      [THIS PAGE INTENTIONALLY LEFT BLANK]

PAINEWEBBER GLOBAL INCOME FUND
PERFORMANCE RESULTS
                 (UNAUDITED)

                             NET ASSET VALUE                      TOTAL RETURN/1/
                     -------------------------------- ---------------------------------------
                     10/31/97  04/30/97   10/31/96      12 MONTHS                 6 MONTHS
                                                      ENDED 10/31/97           ENDED 10/31/97
---------------------------------------------------------------------------------------------
Class A Shares        $10.27    $10.09     $ 10.46          4.99%                   5.26%
---------------------------------------------------------------------------------------------
Class B Shares         10.24     10.07       10.44          4.11                    4.77
---------------------------------------------------------------------------------------------
Class C Shares         10.26     10.09       10.45          4.48                    4.91
---------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES
                      NET ASSET VALUE
                     ------------------ CAPITAL GAINS   DIVIDENDS    PAID FROM     TOTAL
PERIOD COVERED       BEGINNING   ENDING  DISTRIBUTED       PAID       CAPITAL      RETURN/1/
---------------------------------------------------------------------------------------------
07/01/91 - 12/31/91   $10.40    $11.05     $0.0100       $0.4800        --         11.11%
---------------------------------------------------------------------------------------------
1992                   11.05     10.42      0.1644        0.6029        --          1.22
---------------------------------------------------------------------------------------------
1993                   10.42     10.97      0.1445        0.7486        --         14.16
---------------------------------------------------------------------------------------------
1994                   10.97      9.90      0.0009        0.3213      $0.3178      (3.89)
---------------------------------------------------------------------------------------------
1995                    9.90     10.44       --           0.7325        --         13.20
---------------------------------------------------------------------------------------------
1996                   10.44     10.44       --           0.7113        --          7.13
---------------------------------------------------------------------------------------------
01/01/97 - 10/31/97    10.44     10.27       --           0.4812      0.0899        4.04
---------------------------------------------------------------------------------------------
                                Totals:    $0.3198       $4.0778      $0.4077
---------------------------------------------------------------------------------------------
                                                 CUMULATIVE TOTAL RETURN AS OF
                                                                     10/31/97:     55.70%
---------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES
                      NET ASSET VALUE
                     ------------------ CAPITAL GAINS   DIVIDENDS    PAID FROM     TOTAL
PERIOD COVERED       BEGINNING   ENDING  DISTRIBUTED       PAID       CAPITAL    RETURN/1/
---------------------------------------------------------------------------------------------
03/20/87 - 12/31/87   $10.00    $10.86     $0.1800       $0.6647        --         17.58%
---------------------------------------------------------------------------------------------
1988                   10.86     10.64      0.1489        1.3436        --         12.15
---------------------------------------------------------------------------------------------
1989                   10.64     10.25       --           0.9200        --          5.44
---------------------------------------------------------------------------------------------
1990                   10.25     10.87       --           1.1300        --         17.72
---------------------------------------------------------------------------------------------
1991                   10.87     11.05      0.0100        0.7300        --         10.75
---------------------------------------------------------------------------------------------
1992                   11.05     10.41      0.1644        0.5214        --          0.38
---------------------------------------------------------------------------------------------
1993                   10.41     10.96      0.1445        0.6689        --         13.36
---------------------------------------------------------------------------------------------
1994                   10.96      9.87      0.0009        0.2852      $0.2810      (4.77)
---------------------------------------------------------------------------------------------
1995                    9.87     10.41       --           0.6538        --         12.39
---------------------------------------------------------------------------------------------
1996                   10.41     10.41       --           0.6336        --          6.34
---------------------------------------------------------------------------------------------
01/01/97 - 10/31/97    10.41     10.24       --           0.4263      0.0804        3.39
---------------------------------------------------------------------------------------------
                                Totals:    $0.6487       $7.9775      $0.3614
---------------------------------------------------------------------------------------------
                                                 CUMULATIVE TOTAL RETURN AS OF
                                                                     10/31/97:    151.67%
---------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS C SHARES
                      NET ASSET VALUE
                     ------------------ CAPITAL GAINS   DIVIDENDS    PAID FROM     TOTAL
PERIOD COVERED       BEGINNING   ENDING  DISTRIBUTED       PAID       CAPITAL    RETURN/1/
---------------------------------------------------------------------------------------------
07/02/92 - 12/31/92   $10.94    $10.42     $0.1644       $0.3744        --          0.10%
---------------------------------------------------------------------------------------------
1993                   10.42     10.97      0.1445        0.6973        --         13.64
---------------------------------------------------------------------------------------------
1994                   10.97      9.89      0.0009        0.2978      $0.2938      (4.43)
---------------------------------------------------------------------------------------------
1995                    9.89     10.42       --           0.6801        --         12.54
---------------------------------------------------------------------------------------------
1996                   10.42     10.43       --           0.6592        --          6.70
---------------------------------------------------------------------------------------------
01/01/97 - 10/31/97    10.43     10.26       --           0.4460      0.0836        3.62
---------------------------------------------------------------------------------------------
                                Totals:    $0.3098       $3.1548      $0.3774
---------------------------------------------------------------------------------------------
                                                 CUMULATIVE TOTAL RETURN AS OF
                                                                     10/31/97:     35.26%
---------------------------------------------------------------------------------------------

/1/ FIGURES ASSUME REINVESTMENT OF ALL DIVIDENDS, CAPITAL GAINS AND OTHER DISTRIBUTIONS AT NET ASSET VALUE ON THE PAYABLE DATES AND DO NOT INCLUDE SALES CHARGES; RESULTS WOULD BE LOWER IF SALES CHARGES WERE INCLUDED.
NOTE: THE FUND OFFERS CLASS Y SHARES TO THE TRUSTEES OF THE PAINEWEBBER SAVINGS
  INVESTMENT PLAN AND INSIGHT INVESTMENT ADVISORY PROGRAM PARTICIPANTS. FOR THE YEAR ENDED OCTOBER 31, 1997 AND SINCE INCEPTION, AUGUST 26, 1991, THROUGH OCTOBER 31, 1997, CLASS Y SHARES HAD A TOTAL RETURN OF 5.20% AND 55.79%, RESPECTIVELY. CLASS Y SHARES DO NOT HAVE INITIAL OR CONTINGENT DEFERRED SALES CHARGES OR ONGOING DISTRIBUTION AND SERVICE FEES.
THE DATA ABOVE REPRESENTS PAST PERFORMANCE OF THE FUND'S SHARES, WHICH IS NO GUARANTEE OF FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

PAINEWEBBER GLOBAL INCOME FUND
PORTFOLIO OF INVESTMENTS                                        OCTOBER 31, 1997

 PRINCIPAL
   AMOUNT                                    MATURITY           INTEREST
   (000)*                                     DATES              RATES           VALUE
 ----------                            -------------------- ---------------- -------------
LONG-TERM DEBT SECURITIES -- 86.89%

 AUSTRALIA -- 4.55%
            New South Wales Treasury
     17,100  Corporation............         12/01/01            12.000%     $  14,780,153
            Queensland Treasury
             Corporation Global
     16,550  Issue..................         08/15/01            12.000         14,171,271
                                                                             -------------
                                                                                28,951,424
                                                                             -------------
 CANADA -- 3.27%
     21,785 Government of Canada....   06/01/08 to 06/01/10 9.500 to 10.000     20,793,040
                                                                             -------------
 CHILE -- 1.03%
            Empresa Nacional de
  US$ 6,560  Electricidad, S.A......         02/01/37            7.325           6,581,327
                                                                             -------------
 DENMARK -- 2.64%
    105,695 Government of Denmark...         11/15/98            9.000          16,828,779
                                                                             -------------
 GERMANY -- 9.92%
            Federal Republic of
     98,360  Germany................   07/22/02 to 07/04/07  6.000 to 8.000     63,195,342
                                                                             -------------
 ITALY -- 5.22%
 49,765,000 Republic of Italy(1)....   02/01/99 to 04/01/04 8.500 to 12.000     33,263,628
                                                                             -------------
 MEXICO -- 0.58%
  US$ 3,800 Hysla...................         09/15/07            9.250           3,686,000
                                                                             -------------
 NEW ZEALAND -- 2.28%
            Government of New
     20,800  Zealand(1).............         03/15/02            10.000         14,530,639
                                                                             -------------
 PANAMA -- 0.41%
  US$ 3,640 Republic of Panama, PDI.         07/17/16             6.688#         2,620,907
                                                                             -------------
 POLAND -- 2.13%
     29,910 Republic of Poland(2)...         06/12/02            12.000          6,436,872
  US$ 8,730 Republic of Poland, PDI.         10/27/14             4.000##        7,136,775
                                                                             -------------
                                                                                13,573,647
                                                                             -------------
 SPAIN -- 1.84%
  1,477,020 Government of Spain.....         03/25/00            12.250         11,734,443
                                                                             -------------
 SWEDEN -- 2.51%
     99,100 Kingdom of Sweden.......   06/15/01 to 05/05/03 10.250 to 13.000    16,004,969
                                                                             -------------
 UNITED KINGDOM -- 10.00%
     32,544 United Kingdom Gilt.....   07/14/00 to 12/07/15 8.000 to 13.000     63,699,925
                                                                             -------------
 UNITED STATES -- 40.51%
      9,692 Banc One Corporation....         09/01/00            6.250           9,752,478
     16,000 Clorox Corporation......         07/15/01            8.800          17,347,776
            Ford Motor Credit
     24,000  Corporation............   07/01/01 to 09/10/02  6.550 to 9.500     25,702,164
            Federal National
 NZD 21,525  Mortgage Association...         06/20/02            7.250          13,468,616
            U.S. Treasury Inflation
     30,200  Index Notes............         01/15/07            3.375          30,243,797
    155,135 U.S. Treasury Notes(1)..   08/15/99 to 05/15/07  6.250 to 8.000    161,554,295
                                                                             -------------
                                                                               258,069,126
                                                                             -------------
 Total Long-Term Debt Securities
 (cost -- $552,865,780)..............                                          553,533,196
                                                                             -------------

PAINEWEBBER GLOBAL INCOME FUND

 PRINCIPAL
   AMOUNT                                     MATURITY            INTEREST
   (000)*                                      DATES               RATES          VALUE
 ----------                            ---------------------- ---------------- ------------
SHORT-TERM DEBT SECURITIES -- 6.67%
 FRANCE -- 1.10%
   US$7,000 Societe Generale........          10/09/98             5.765%      $  6,997,200

                                                                               ------------
 GERMANY -- 2.04%
 US$ 13,000 Bayerische Vereinsbank..          10/06/98             5.710         12,988,300
                                                                               ------------
 IRELAND -- 0.71%
      3,000 Republic of Ireland.....          11/15/97             11.500         4,514,913
                                                                               ------------
 UNITED STATES -- 2.82%
            The Chase Manhattan
     18,000  Corporation............          12/01/97             7.500         18,022,590
                                                                               ------------
 Total Short-Term Debt Securities
 (cost -- $43,744,393)...............                                            42,523,003
                                                                               ------------
REPURCHASE AGREEMENTS -- 5.22%
     20,000 Repurchase agreement
             dated 10/31/97 with
             Citicorp Securities
             Inc., collateralized by
             $18,380,000 U.S.
             Treasury Notes, 7.500%,
             due 02/15/05; proceeds:
             $20,009,417............          11/03/97             5.650         20,000,000
     13,247 Repurchase agreement
             dated 10/31/97 with
             Salomon Brothers Inc.,
             collateralized by
             $13,107,000 U.S.
             Treasury Notes, 6.875%,
             due 03/31/00; proceeds:
             $13,253,215............          11/03/97             5.630         13,247,000
                                                                               ------------
 Total Repurchase Agreements (cost --
  $33,247,000).......................                                            33,247,000
                                                                               ------------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED -- 11.92%
 REPURCHASE AGREEMENTS -- 7.35%
      1,466 Repurchase agreement
             dated 10/31/97 with
             Dresdner Securities
             (USA) Inc.,
             collateralized by
             $1,455,000 U.S.
             Treasury Notes, 6.250%,
             due 02/28/02; proceeds:
             $1,466,694.............          11/03/97             5.680          1,466,000
     15,368 Repurchase agreement
             dated 10/31/97 with
             J.P. Morgan Inc.,
             collateralized by
             $15,598,000 U.S.
             Treasury Notes, 5.125%,
             due 02/28/98; proceeds:
             $15,375,197............          11/03/97             5.620         15,368,000
     30,000 Repurchase agreement
             dated 10/31/97 with
             Union Bank of
             Switzerland,
             collateralized by
             $31,146,000 U.S.
             Treasury Bonds, 6.000%,
             due 02/15/26; proceeds:
             $30,014,200............          11/03/97             5.680         30,000,000
                                                                               ------------
 Total Repurchase Agreements (cost --
  $46,834,000).......................                                            46,834,000
                                                                               ------------
   NUMBER
 OF SHARES
 ----------
 MONEY MARKET FUNDS -- 4.57%
 28,802,771 Liquid Assets Portfolio.                                             28,802,771
     59,146 Prime Portfolio.........                                                 59,146
    208,214 TempFund Portfolio......                                                208,214
                                                                               ------------
 Total Money Market Funds (cost --
  $29,070,131).......................                                            29,070,131
                                                                               ------------
 Total Investment of Cash Collateral
 for Securities Loaned (cost --
  $75,904,131).......................                                            75,904,131
                                                                               ------------
 Total Investments (cost --
  $705,761,304) -- 110.70%...........                                           705,207,330
 Liabilities in excess of assets --
  (10.70%)...........................                                           (68,146,780)
                                                                               ------------
 Net Assets -- 100.00%...............                                          $637,060,550
                                                                               ============

-------

NOTE:THE PORTFOLIO OF INVESTMENTS IS LISTED BY THE ISSUER'S COUNTRY OF ORIGIN *IN LOCAL CURRENCY UNLESS OTHERWISE INDICATED
(1)SECURITY, OR PORTION THEREOF, WAS ON LOAN AT OCTOBER 31, 1997
(2)ILLIQUID SECURITIES REPRESENT 1.01% OF NET ASSETS
#REFLECTS RATE AT OCTOBER 31, 1997 ON VARIABLE RATE INSTRUMENTS
##REFLECTS RATE AT OCTOBER 31, 1997 ON STEP COUPON RATE INSTRUMENTS
PDIPAST DUE INTEREST BOND

PAINEWEBBER GLOBAL INCOME FUND
FORWARD FOREIGN CURRENCY CONTRACTS

                                                                                 UNREALIZED
                          CONTRACT TO      IN EXCHANGE          MATURITY        APPRECIATION
                            DELIVER            FOR               DATES         (DEPRECIATION)
                         -------------- ----------------- -------------------- --------------
Australian Dollars......     36,520,000 US$    26,990,932 11/25/97 to 02/27/98    $ 1,301,687
Australian Dollars......     20,365,000 US$    14,826,738       12/10/97              491,471
Australian Dollars......      9,500,000 US$     6,852,150 11/03/97 to 03/03/98        162,941
British Pounds..........     14,360,000 US$    23,160,940 11/26/97 to 11/28/97       (905,820)
British Pounds..........     12,672,700 US$    20,124,248       12/18/97           (1,112,224)
British Pounds..........      5,940,000 US$     9,551,520       11/25/97             (413,736)
Danish Kronars..........     69,421,375 US$    10,392,421       11/10/97             (186,910)
Danish Kronars..........     41,078,625 US$     6,149,495       11/10/97             (110,600)
German Deutschemarks....     33,140,000 US$    18,620,593       11/14/97             (596,572)
German Deutschemarks....     19,330,000 US$    12,312,886       01/21/98            1,103,840
German Deutschemarks....     17,532,900 US$    10,205,413       11/28/97               38,467
Czech Korunas...........    341,380,728 US$     9,781,772       04/29/98             (521,572)
Italian Lira............ 42,841,000,000 US$    24,635,423       11/24/97             (655,659)
Italian Lira............ 32,424,000,000 US$    18,311,299       02/27/98             (807,338)
New Zealand Dollars.....     33,855,000 US$    21,698,786 12/15/97 to 12/19/97        641,546
New Zealand Dollars.....     18,255,000 US$    11,664,945       11/13/97              309,320
New Zealand Dollars.....      9,620,000 US$     6,156,800       11/28/97              175,883
Polish Zloties..........     17,150,000 US$     4,495,177       03/02/98             (425,913)
Spanish Pesetas.........  1,280,319,750 US$     9,181,869       02/10/98              395,720
Swedish Kronas..........    171,381,741 US$    22,564,826       01/14/98             (279,329)
U.S. Dollars............     15,718,961 AUD    21,520,000       02/27/98             (585,016)
U.S. Dollars............      3,855,500 AUD     5,500,000       11/03/97               12,376
U.S. Dollars............     16,076,829 CAD    22,432,000       11/28/97             (134,738)
U.S. Dollars............      9,899,685 CZK   341,380,728       04/29/98              403,659
U.S. Dollars............     28,448,811 DEM    49,640,000 11/14/97 to 11/28/97        350,459
U.S. Dollars............     27,157,842 DEM    47,842,000 11/20/97 to 11/28/97        596,386
U.S. Dollars............     11,813,021 DEM    19,330,000       01/21/98             (603,974)
U.S. Dollars............      6,492,537 DEM    11,310,000       11/14/97               70,796
U.S. Dollars............     16,466,728 DKK   110,500,000       11/10/97              372,700
U.S. Dollars............      8,851,829 ESP 1,280,319,750       02/10/98              (65,680)
U.S. Dollars............      9,596,961 GBP     5,940,000       11/25/97              368,295
U.S. Dollars............      7,903,913 GBP     4,950,000       12/18/97              400,467
U.S. Dollars............     11,785,157 ITL20,000,000,000       11/24/97               25,591
U.S. Dollars............      8,760,457 ITL15,164,000,000       02/27/98              194,452
U.S. Dollars............     14,300,934 NZD    22,920,000       12/15/97              (29,790)
U.S. Dollars............      4,670,352 PLN    17,150,000       03/02/98              250,738
U.S. Dollars............      7,300,971 SEK    57,751,741       01/14/98              384,391
                                                                                  -----------
                                                                                  $   616,314
                                                                                  ===========

-------

CURRENCY TYPE ABBREVIATIONS:
AUD - AUSTRALIAN DOLLARS
CAD - CANADIAN DOLLARS
CZK - CZECH KORUNAS
DEM - GERMAN DEUTSCHEMARKS
DKK - DANISH KRONARS
ESP - SPANISH PESETAS
GBP - BRITISH POUNDS
ITL - ITALIAN LIRA
NZD - NEW ZEALAND DOLLARS
PLN - POLISH ZLOTIES
SEK - SWEDISH KRONAS

PAINEWEBBER GLOBAL INCOME FUND
INVESTMENTS BY TYPE OF ISSUER

                                                    PERCENT OF NET ASSETS
                                                    -------------------------
                                                    LONG-TERM     SHORT-TERM
                                                    ----------    -----------
Government and other public issuers................        76.99%         0.71%
Repurchase agreements..............................          --           5.22
Bank and other financial institutions..............         8.29          5.96
Investments of cash collateral for securities
 loaned............................................          --          11.92
Other..............................................         1.61           --
                                                      ----------    ----------
                                                           86.89%        23.81%
                                                      ==========    ==========



                 See accompanying notes to financial statements

PAINEWEBBER GLOBAL INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES                            OCTOBER 31, 1997

ASSETS
Investments in securities, at value (cost -- $596,610,173)....... $596,056,199
Repurchase agreements (cost -- $33,247,000)......................   33,247,000
Investments of Cash Collateral for Securities Loaned (cost --
 $75,904,131)....................................................   75,904,131
Receivable for investments and foreign currency sold.............   48,408,115
Interest receivable..............................................   16,338,857
Unrealized appreciation on forward foreign currency contracts....    8,051,185
Receivable for shares of beneficial interest sold................      454,716
Other assets.....................................................       88,175
                                                                  ------------
Total assets.....................................................  778,548,378
                                                                  ------------
LIABILITIES
Collateral for securities loaned.................................   75,904,131
Payable for investments and foreign currency purchased...........   50,690,386
Unrealized depreciation on forward foreign currency contracts....    7,434,871
Payable for shares of beneficial interest repurchased............    5,674,178
Payable to affiliate.............................................      630,206
Due to custodian.................................................      227,156
Accrued expenses and other liabilities...........................      926,900
                                                                  ------------
Total liabilities................................................  141,487,828
                                                                  ------------
NET ASSETS
Beneficial interest -- $0.001 par value (unlimited amount
 authorized).....................................................  664,931,852
Distributions in excess of net investment income.................   (5,532,012)
Accumulated net realized losses from investment transactions.....  (22,428,899)
Net unrealized appreciation of investments, other assets,
 liabilities and forward contracts denominated in foreign
 currencies......................................................       89,609
                                                                  ------------
Net assets....................................................... $637,060,550
                                                                  ============
CLASS A:
Net assets....................................................... $486,717,900
                                                                  ------------
Shares outstanding...............................................   47,412,170
                                                                  ------------
Net asset value and redemption value per share...................       $10.27
                                                                        ======
Maximum offering price per share (net asset value plus sales
 charge of 4.00% of offering price)..............................       $10.70
                                                                        ======
CLASS B:
Net assets....................................................... $103,311,515
                                                                  ------------
Shares outstanding...............................................   10,091,323
                                                                  ------------
Net asset value and offering price per share.....................       $10.24
                                                                        ======
CLASS C:
Net assets....................................................... $ 36,935,196
                                                                  ------------
Shares outstanding...............................................    3,600,057
                                                                  ------------
Net asset value and offering price per share.....................       $10.26
                                                                        ======
CLASS Y:
Net assets....................................................... $ 10,095,939
                                                                  ------------
Shares outstanding...............................................      982,660
                                                                  ------------
Net asset value, offering price and redemption value per share...       $10.27
                                                                        ======

                 See accompanying notes to financial statements

PAINEWEBBER GLOBAL INCOME FUND
STATEMENT OF OPERATIONS

                                                                  FOR THE YEAR
                                                                     ENDED
                                                                OCTOBER 31, 1997
                                                                ----------------
INVESTMENT INCOME:
Interest (net of foreign withholding taxes)....................   $ 60,256,069
                                                                  ------------
EXPENSES:
Investment advisory and administration fees....................      5,683,381
Service fees--Class A..........................................      1,317,917
Service and distribution fees--Class B.........................      1,847,036
Service and distribution fees--Class C.........................        325,118
Transfer agency and service fees...............................        668,060
Custody and accounting.........................................        465,382
Reports and notices to shareholders............................        272,558
Legal and audit ...............................................        200,588
State registration fees........................................         82,934
Trustees' fees.................................................         10,500
Other expenses.................................................         25,172
                                                                  ------------
                                                                    10,898,646
                                                                  ------------
Net investment income..........................................     49,357,423
                                                                  ------------
REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT ACTIVI-
 TIES:
Net realized gains (losses) from:
 Investment transactions.......................................      4,199,590
 Foreign currency transactions.................................    (10,338,511)
Net change in unrealized appreciation/depreciation of:
 Investments...................................................    (14,031,758)
 Other assets, liabilities and forward contracts denominated in
  foreign currencies...........................................      2,416,586
                                                                  ------------
NET REALIZED AND UNREALIZED LOSSES FROM INVESTMENT ACTIVITIES..    (17,754,093)
                                                                  ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...........   $ 31,603,330
                                                                  ============



                 See accompanying notes to financial statements

PAINEWEBBER GLOBAL INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                       FOR THE YEARS ENDED
                                                           OCTOBER 31,
                                                   -----------------------------
                                                       1997            1996
                                                   -------------  --------------
FROM OPERATIONS:
Net investment income............................  $  49,357,423  $   69,861,996
Net realized gains from investment transactions..      4,199,590      16,169,953
Net realized gains (losses) from foreign currency
 transactions....................................    (10,338,511)      1,471,764
Net change in unrealized
 appreciation/depreciation of:
 Investments.....................................    (14,031,758)     (8,780,320)
 Other assets, liabilities and forward contracts
  denominated in foreign currencies..............      2,416,586       4,285,697
                                                   -------------  --------------
Net increase in net assets resulting from
 operations......................................     31,603,330      83,009,090
                                                   -------------  --------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income--Class A..............    (27,840,969)    (42,572,977)
From net investment income--Class B..............     (8,831,997)    (26,087,043)
From net investment income--Class C..............     (2,128,744)     (3,931,619)
From net investment income--Class Y..............       (630,033)     (1,138,899)
In excess of net investment income--Class A......     (3,060,693)       --
In excess of net investment income--Class B......       (844,584)       --
In excess of net investment income--Class C......       (226,669)       --
In excess of net investment income--Class Y......        (67,644)       --
From paid in capital--Class A....................     (4,640,523)       --
From paid in capital--Class B....................     (1,280,531)       --
From paid in capital--Class C....................       (343,669)       --
From paid in capital--Class Y....................       (102,560)       --
                                                   -------------  --------------
Total dividends and distributions to
 shareholders....................................    (49,998,616)    (73,730,538)
                                                   -------------  --------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares.............     24,327,034      15,262,782
Cost of shares repurchased.......................   (322,360,553)   (385,467,944)
Proceeds from dividends reinvested...............     31,974,549      46,943,399
                                                   -------------  --------------
Net decrease in net assets from beneficial
 interest transactions...........................   (266,058,970)   (323,261,763)
                                                   -------------  --------------
Net decrease in net assets.......................   (284,454,256)   (313,983,211)
NET ASSETS:
Beginning of year................................    921,514,806   1,235,498,017
                                                   -------------  --------------
End of year......................................  $ 637,060,550  $  921,514,806
                                                   =============  ==============

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS
ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
 PaineWebber Investment Series ("Trust") was organized under Massachusetts law by a Declaration of Trust dated December 22, 1986 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company. The Trust currently has one series, PaineWebber Global Income Fund (the "Fund").
 Currently, the Fund offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structure, ongoing serv-ice and/or distribution charges, if any, and certain transfer agency and re-lated expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares approximately six years after initial issuance. All classes of shares have equal rights as to voting privileges except that Class A, Class B and Class C shares each have exclusive voting rights with respect to their service and/or distribution plan. Class Y shares have no service or distribution plan.
 The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assump-tions that affect the reported amounts and disclosures in the financial state-ments. Actual results could differ from those estimates. The following is a summary of significant accounting policies:
 Valuation of Investments--Securities which are listed on stock exchanges are valued at the last sale price on the day the securities are being valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange designated as the primary market by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber") and investment advisor, administrator and distributor of the Fund. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") are valued at the last available sales price, or last bid price available if no sales occur on Nasdaq prior to the time of valuation; other OTC securities are valued at the last bid price available in the OTC market prior to the time of valuation (other than short-term investments that mature in sixty days or less). The amortized cost method of valuation generally is used to value short-term debt instruments with sixty days or less remaining to maturity. Securities and assets for which market quotations are not readily available (including re-stricted and/or illiquid securities subject to limitations as to their sale) are valued at fair value as determined in good faith by a management committee under the direction of the Trust's board of trustees. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is deter-mined by the Fund's custodian.
 Foreign currency exchange rates are generally determined prior to the close of regular trading on the New York Stock Exchange ("NYSE"). Occasionally events affecting the value of foreign investments and such exchange rates occur be-tween the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Fund's net asset value on that day. If events occur materially affecting the value of such securities or cur-rency exchange rates during such time period, the

NOTES TO FINANCIAL STATEMENTS
securities will be valued at their fair value as determined in good faith by or under the direction of the Trust's board of trustees.
 Repurchase Agreements--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including ac-crued interest, is at least equal to the repurchase price. In the event of de-fault of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under cer-tain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.
 Investment Transactions and Investment Income--Investment transactions are re-corded on the trade date. Realized gains and losses from investments and for-eign exchange transactions are calculated using the identified cost method. In-terest income is recorded on an accrual basis. Discounts are accreted as ad-justments to interest income and the identified cost of investments.
 Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (af-ter adjusting for current capital share activity of the respective classes). Class specific expenses are charged directly to the applicable class of shares.
 Foreign Currency Translation--The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (1) Market value of investment securities, other assets and liabilities--at the exchange rates prevailing at the end of the period; and
(2) Purchases and sales of investment securities, income and expenses--at the rates of exchange prevailing on the respective dates of such transactions.
 Although the net assets and the market values of the Fund are presented at the foreign exchange rates at the end of the period, the Fund does not generally isolate the effect of fluctuations in foreign exchange rates from the effect of the changes in market prices of securities. However, the Fund does isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to federal income tax regulations. Certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in or are a reduction of ordinary income in accordance with federal income tax regu-lations.
 Forward Foreign Currency Contracts--The Fund may enter into forward foreign currency exchange contracts ("forward contracts") in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund may also use forward currency contracts to enhance income.
 The Fund has no specific limitation on the percentage of assets which may be committed to such contracts. The Fund may enter into forward contracts or main-tain a net exposure to forward contracts only if (1) the consummation of the contracts would not obligate the Fund to deliver an amount of

NOTES TO FINANCIAL STATEMENTS
foreign currency in excess of the value of the position being hedged by such contracts or (2) the Fund maintains cash or liquid securities in a segregated account in an amount not less than the value of its total assets committed to the consummation of the forward contracts and not covered as provided in (1) above, as marked-to-market daily.
 Risks may arise with respect to entering into forward contracts from the po-tential inability of counterparties to meet the terms of their forward con-tracts and from unanticipated movements in the value of foreign currencies rel-ative to the U.S. dollar.
 Fluctuations in the value of forward contracts are recorded for book purposes as unrealized gains or losses by the Fund. Realized gains and losses include net gains and losses recognized by the Fund on contracts which have matured.
 Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differ-ences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.
CONCENTRATION OF RISK
 Investing in securities of foreign issuers and currency transactions may in-volve certain considerations and risks not typically associated with invest-ments in the United States. These risks include revaluation of currencies, ad-verse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific in-dustry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. compa-nies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the Fund is authorized to invest. The ability of the issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political devel-opments particular to a specific industry, country or region.
INVESTMENT ADVISER AND ADMINISTRATOR
 The Trust's board of trustees has approved an Investment Advisory and Adminis-tration Contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser, administrator and distributor of the Fund. In accordance with the Advisory Contract, the Fund pays Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

                                                                         ANNUAL
AVERAGE DAILY NET ASSETS                                                  RATE
------------------------                                                 ------
Up to $500 million...................................................... 0.750%
In excess of $500 million up to $1.0 billion............................ 0.725
In excess of $1.0 billion up to $1.5 billion............................ 0.700
In excess of $1.5 billion up to $2.0 billion............................ 0.675
Over $2.0 billion....................................................... 0.650

NOTES TO FINANCIAL STATEMENTS
 At October 31, 1997, the Fund owed Mitchell Hutchins $407,557 in investment advisory and administration fees.
DISTRIBUTION PLANS
 Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under sepa-rate plans of service and/or distribution pertaining to the Class A, Class B and Class C shares, the Fund pays Mitchell Hutchins monthly service fees at the annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rates of 0.75% and 0.50% of the average daily net assets of Class B and Class C shares, respec-tively. At October 31, 1997, the Fund owed Mitchell Hutchins $217,689 in serv-ice and distribution fees.
 Mitchell Hutchins also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales charge paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed the Fund that for the year ended October 31, 1997, it earned $425,760 in sales charges.
SECURITY LENDING
 The Fund may lend up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus ac-crued interest, determined on a daily basis and adjusted accordingly. The Fund will regain record ownership of loaned securities to exercise certain benefi-cial rights, however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail finan-cially. The Fund receives compensation, which is included in interest income, for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. For the year ended October 31, 1997, PaineWebber earned $26,057 as the Fund's lending agent. At October 31, 1997, the Fund owed PaineWebber $4,960 for security lending.
 As of October 31, 1997, the Fund's custodian held cash and/or cash equivalents having an aggregate value of $75,904,131 as collateral for portfolio securities loaned having a market value of $71,937,283.
BANK LINE OF CREDIT
 The Fund may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for tempo-rary financing until the settlement of sale or purchase of portfolio securi-ties, the repurchase or redemption of shares of the Fund at the request of the shareholders and other temporary or emergency purposes. In connection there-with, the Fund has agreed to pay a commitment fee, pro rata, based on the rela-tive asset size of the funds in the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. For the year ended October 31, 1997, the Fund did not borrow under the Facili-ty.

NOTES TO FINANCIAL STATEMENTS
TRANSFER AGENCY SERVICE FEES
 Prior to August 1, 1997, the Fund paid PaineWebber an annual fee of $4.00 per active shareholder account for certain services not provided by the Fund's transfer agent. For these services for the nine months ended July 31, 1997, PaineWebber earned $189,131 in service fees from the Fund. Subsequent to August 1, 1997, PaineWebber provides transfer agency related services to the Fund pur-suant to a delegation of authority from PFPC, Inc., the Fund's transfer agent, and is compensated for these services by PFPC, Inc., not the Fund.
INVESTMENTS IN SECURITIES
 For federal income tax purposes, the cost of securities owned at October 31, 1997 was substantially the same as the cost of securities for financial state-ment purposes.
 At October 31, 1997, the components of the net unrealized depreciation of in-vestments were as follows:

Gross appreciation (investments having an excess of value over cost)............................................................ $12,400,816
Gross depreciation (investments having an excess of cost over value)........................................................... (12,954,790)
                                                                   -----------
Net unrealized depreciation of investments........................ $  (553,974)
                                                                   ===========

 For the year ended October 31, 1997, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

Purchases........................................................ $1,183,944,557
Sales............................................................ $1,272,897,735

FEDERAL TAX STATUS
 The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year sub-stantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.
 At October 31, 1997, the Fund had a capital loss carryforward of $22,428,898 available as a reduction, to the extent provided in the regulations, of any fu-ture net realized capital gains which expires as follows: $6,675,082 in 2002 and $15,753,816 in 2003. To the extent that such losses are used to offset fu-ture capital gains, it is probable that the gains so offset will not be dis-tributed.
 To reflect reclassifications for the Fund arising from permanent "book/tax" differences for the year ended October 31, 1997, undistributed net investment income was increased by $228,362, accumulated net realized losses from invest-ment transactions were decreased by $10,338,511 and beneficial interest was de-creased by $10,566,873. Permanent "book/tax" differences are primarily attrib-utable to the foreign currency gains/losses.

NOTES TO FINANCIAL STATEMENTS
SHARES OF BENEFICIAL INTEREST
 There are an unlimited amount of $0.001 par value shares of beneficial inter-est authorized. Transactions in shares of beneficial interest were as follows:

                           CLASS A                     CLASS B                     CLASS C                 CLASS Y
                  --------------------------  ---------------------------  ------------------------  ---------------------
                    SHARES        AMOUNT         SHARES        AMOUNT        SHARES       AMOUNT      SHARES     AMOUNT
                  -----------  -------------  ------------  -------------  ----------  ------------  --------  -----------
YEAR ENDED
 OCTOBER 31,
 1997:
Shares sold.....    1,400,652  $  14,315,313       266,230  $   2,723,757     528,903  $  5,416,951   208,671  $ 1,871,013
Shares
 repurchased....  (21,782,669)  (222,541,051)   (7,236,905)   (74,001,286) (2,003,842)  (20,474,051) (548,721)  (5,344,165)
Dividends
 reinvested.....    2,177,592     22,246,482       671,598      6,868,908     203,733     2,081,999    75,931      777,160
Shares converted
 from Class B to
 Class A........   13,047,410    134,125,097   (13,082,351)  (134,125,097)     --           --          --         --
                  -----------  -------------  ------------  -------------  ----------  ------------  --------  -----------
Net decrease....   (5,157,015) $ (51,854,159)  (19,381,428) $(198,533,718) (1,271,206) $(12,975,101) (264,119) $(2,695,992)
                  ===========  =============  ============  =============  ==========  ============  ========  ===========
YEAR ENDED
 OCTOBER 31,
 1996:
Shares sold.....      489,988  $   5,054,421       574,699  $   5,920,154     257,119  $  2,664,053   157,553  $ 1,624,154
Shares
 repurchased....  (20,920,168)  (215,703,423)  (13,308,674)  (136,726,494) (2,581,113)  (26,608,504) (623,126)  (6,429,523)
Dividends
 reinvested.....    2,543,860     26,172,036     1,623,171     16,661,502     291,533     2,997,099   108,008    1,112,762
Shares converted
 from Class B to
 Class A........    6,382,186     65,618,202    (6,398,780)   (65,618,202)     --           --          --         --
                  -----------  -------------  ------------  -------------  ----------  ------------  --------  -----------
Net decrease....  (11,504,134) $(118,858,764)  (17,509,584) $(179,763,040) (2,032,461) $(20,947,352) (357,565) $(3,692,607)
                  ===========  =============  ============  =============  ==========  ============  ========  ===========

PAINEWEBBER GLOBAL INCOME FUND
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR IS PRESENTED BELOW:

                                            CLASS A
                          -------------------------------------------------------
                                FOR THE YEARS ENDED OCTOBER 31,
                          -------------------------------------------------------
                            1997        1996       1995         1994       1993
                          --------    --------   --------     --------   --------
Net asset value,
 beginning of year......    $10.46      $10.35     $ 9.99       $10.97     $10.64

                            ------      ------     ------       ------     ------
Net investment income...      0.69@       0.72@      0.77@        0.72       0.59
Net realized and
 unrealized gains
 (losses) from
 investments and foreign
 currency...............     (0.19)@      0.13@      0.31@       (1.05)      0.68

                            ------      ------     ------       ------     ------
Net increase (decrease)
 from investment
 transactions...........      0.50        0.85       1.08        (0.33)      1.27

                            ------      ------     ------       ------     ------
Dividends from net
 investment income......     (0.54)      (0.74)    (0.72)        (0.33)     (0.80)
Distributions from net
 realized gains from
 investments and foreign
 currency transactions..     --          --         --           --         (0.14)
Distributions in excess
 of net investment
 income.................     (0.06)      --         --           --         --
Distributions from paid
 in capital.............     (0.09)      --         --           (0.32)     --

                            ------      ------     ------       ------     ------
Total dividends and
 distributions to
 shareholders...........     (0.69)      (0.74)     (0.72)       (0.65)     (0.94)

                            ------      ------     ------       ------     ------
Net asset value, end of
 year...................    $10.27      $10.46     $10.35       $ 9.99     $10.97

                            ======      ======     ======       ======     ======
Total investment
 return(1)..............      4.99%       8.60%     11.09%       (3.10)%    12.41%

                            ======      ======     ======       ======     ======
Ratios/supplemental
 data:
Net assets, end of year
 (000's)................  $486,718    $549,932   $663,022     $611,855   $648,853
Expenses to average net
 assets.................      1.21%       1.27%      1.24%(2)     1.17%      1.32%**
Net investment income to
 average net assets.....      6.66%       6.88%      7.47%(2)     6.94%      6.82%**
Portfolio turnover rate.       172%        126%       113%         108%        90%
                                             CLASS B
                          ------------------------------------------------------------
                                 FOR THE YEARS ENDED OCTOBER 31,
                          ------------------------------------------------------------
                            1997        1996       1995         1994        1993
                          ----------- ---------- ------------ ---------- -------------
Net asset value,
 beginning of year......    $10.44      $10.31     $ 9.96       $10.95       $10.62

                            ------      ------     ------       ------       ------
Net investment income...      0.58@       0.64@      0.69@        0.86         0.78
Net realized and
 unrealized gains
 (losses) from
 investments and foreign
 currency...............     (0.17)@      0.15@      0.30@       (1.28)        0.40

                            ------      ------     ------       ------       ------
Net increase (decrease)
 from investment
 transactions...........      0.41        0.79       0.99        (0.42)        1.18

                            ------      ------     ------       ------       ------
Dividends from net
 investment income......     (0.48)      (0.66)    (0.64)        (0.29)       (0.71)
Distributions from net
 realized gains from
 investments and foreign
 currency transactions..     --          --         --           --           (0.14)
Distributions in excess
 of net investment
 income.................     (0.05)      --         --           --          --
Distributions from paid
 in capital.............     (0.08)      --         --           (0.28)      --

                            ------      ------     ------       ------       ------
Total dividends and
 distributions to
 shareholders...........     (0.61)      (0.66)     (0.64)       (0.57)       (0.85)

                            ------      ------     ------       ------       ------
Net asset value, end of
 year...................    $10.24      $10.44     $10.31       $ 9.96       $10.95

                            ======      ======     ======       ======       ======
Total investment
 return(1)..............      4.11%       7.95%     10.24%       (3.90)%      11.45%

                            ======      ======     ======       ======       ======
Ratios/supplemental
 data:
Net assets, end of year
 (000's)................  $103,312    $307,577   $484,534     $725,553   $1,188,890
Expenses to average net
 assets.................      1.99%       1.99%      2.00%(2)     1.94%        2.11%**
Net investment income to
 average net assets.....      5.83%       6.14%      6.71%(2)     6.05%        5.97%**
Portfolio turnover rate.       172%        126%       113%         108%          90%

-------
** INCLUDES 0.15% OF INTEREST EXPENSE RELATED TO THE REVERSE REPURCHASE
   AGREEMENT TRANSACTIONS ENTERED INTO DURING THE FISCAL YEAR
@ CALCULATED USING THE AVERAGE SHARES OUTSTANDING FOR THE YEAR
(1)TOTAL INVESTMENT RETURN IS CALCULATED ASSUMING A $1,000 INVESTMENT ON THE FIRST DAY OF EACH YEAR REPORTED, REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AT NET ASSET VALUE ON THE PAYABLE DATES AND A SALE AT NET ASSET VALUE ON THE LAST DAY OF EACH YEAR REPORTED. THE FIGURES DO NOT INCLUDE SALES CHARGES; RESULTS WOULD BE LOWER FOR CLASS A, CLASS B AND CLASS C SHARES IF SALES CHARGES WERE INCLUDED.
(2)THESE RATIOS INCLUDE NON-RECURRING ACQUISITION EXPENSES OF 0.04%.

                CLASS C                                                CLASS Y
-------------------------------------------------    -------------------------------------------------------
    FOR THE YEARS ENDED OCTOBER 31,                        FOR THE YEARS ENDED OCTOBER 31,
-------------------------------------------------    -------------------------------------------------------
 1997      1996     1995        1994       1993       1997      1996     1995        1994      1993
-------   -------  -------     -------   --------    -------   -------  -------     -------   -------
 $10.45    $10.33   $ 9.98      $10.96     $10.64     $10.49    $10.35   $ 9.99      $10.97    $10.64

 ------    ------   ------      ------     ------     ------    ------   ------      ------    ------
   0.63@     0.67@    0.71@       0.70       0.68       0.71@     0.75@    0.78@       0.75      0.71
  (0.18)@    0.14@    0.31@      (1.09)      0.52      (0.21)@    0.17@    0.32@      (1.06)     0.58

 ------    ------   ------      ------     ------     ------    ------   ------      ------    ------
   0.45      0.81     1.02       (0.39)      1.20       0.50      0.92     1.10       (0.31)     1.29

 ------    ------   ------      ------     ------     ------    ------   ------      ------    ------
  (0.50)    (0.69)   (0.67)      (0.30)     (0.74)     (0.56)    (0.78)   (0.74)      (0.34)    (0.82)
  --        --       --          --         (0.14)     --        --       --          --        (0.14)
  (0.06)    --       --          --         --         (0.06)    --       --          --        --
  (0.08)    --       --          (0.29)     --         (0.10)    --       --          (0.33)    --

 ------    ------   ------      ------     ------     ------    ------   ------      ------    ------
  (0.64)    (0.69)   (0.67)      (0.59)     (0.88)     (0.72)    (0.78)   (0.74)      (0.67)    (0.96)

 ------    ------   ------      ------     ------     ------    ------   ------      ------    ------
 $10.26    $10.45   $10.33      $ 9.98     $10.96     $10.27    $10.49   $10.35      $ 9.99    $10.97

 ======    ======   ======      ======     ======     ======    ======   ======      ======    ======
   4.48%     8.12%   10.49%      (3.56)%    11.64%      5.20%     9.25%   11.39%      (2.86)%   12.60%

 ======    ======   ======      ======     ======     ======    ======   ======      ======    ======
$36,935   $50,928  $71,329     $92,480   $135,847    $10,096   $13,077  $16,613     $12,975   $12,043
   1.69%     1.73%    1.75%(2)    1.68%      1.83%**    0.94%     0.96%    0.95%(2)    0.88%     1.06%**
   6.17%     6.40%    6.96%(2)    6.34%      6.17%**    6.93%     7.19%    7.77%(2)    7.23%     7.00%**
    172%      126%     113%        108%        90%       172%      126%     113%        108%       90%

PAINEWEBBER GLOBAL INCOME FUND
REPORT OF PRICE WATERHOUSE LLP INDEPENDENT AUDITORS

To the Shareholders and Trustees of
PaineWebber Investment Series

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all mate-rial respects, the financial position of PaineWebber Global Income Fund (a se-ries of PaineWebber Investment Series and hereafter referred to as the "Fund") at October 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our au-dits of these financial statements in accordance with generally accepted audit-ing standards which require that we plan and perform the audit to obtain rea-sonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the account-ing principles used and significant estimates made by management, and evaluat-ing the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1997 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion ex-pressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036

December 23, 1997

PAINEWEBBER GLOBAL INCOME FUND
TAX INFORMATION (UNAUDITED)

 We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of the Fund's fiscal year end (October 31, 1997) as to the federal tax status of distributions received by sharehold-ers during such fiscal year. Accordingly, we are advising you that 87.27% of the distributions paid during the fiscal year by the Fund were taxable as ordi-nary income and 12.73% were distributions from paid-in-capital.

 Dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income. Some retirements trusts (e.g., corporate, Keogh and 403(b) (7) plans) may need this information for their annual information reporting.

 Since the Fund's fiscal year is not the calendar year, another notification will be sent with respect to calendar year 1997. Such notification, which will reflect the amount to be used by calendar year taxpayers on their federal in-come tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 1998. Shareholders are advised to consult their own tax ad-visers with respect to the tax consequences of their investment in the Fund.